RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 20, 2020	Jun. 23, 2020
BALANCE SHEET
Total assets	$ 215,892,964	$ 216,310,399	$ 216,445,723
Liabilities and Shareholder's Equity
Total current liabilities	1,827,276	140,207	161,956
Deferred legal fees		0	0
Deferred underwriting commissions	7,525,000	7,525,000	7,525,000	$ 7,500,000
Derivative warrant liabilities	22,676,500	17,902,500	16,197,500
Total liabilities	32,028,776	25,567,707	23,884,456
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	178,864,180	185,742,690
Shareholder's Equity:
Preference shares - $0.0001 par value		0	0
Additional paid-in capital	14,489,172	7,610,730	5,792,179
Accumulated deficit	(9,490,063)	(2,611,559)	(792,984)
Total shareholders' equity	5,000,008	5,000,002	5,000,007		$ 0
Total Liabilities and Shareholders' Equity	$ 215,892,964	$ 216,310,399	216,445,723
Class A ordinary shares, par value	$ 0.0001	$ 0.0001
Preferred stock, par value	0.0001	$ 0.0001
Common shares, par value (in dollars per share)	$ 0.0001
Class A ordinary shares
Liabilities and Shareholder's Equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption			187,561,260
Shareholder's Equity:
Common stock	$ 361	$ 293	274
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Class B ordinary shares
Shareholder's Equity:
Common stock	$ 538	$ 538	$ 538
Additional paid-in capital	$ 14,489,172	$ 7,610,730
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
As Previously Reported
BALANCE SHEET
Total assets		$ 216,310,399	$ 216,445,723
Liabilities and Shareholder's Equity
Total current liabilities		140,207	161,956
Deferred legal fees		0	0
Deferred underwriting commissions		7,525,000	7,525,000
Derivative warrant liabilities		0	0
Total liabilities		7,665,207	7,686,956
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		203,645,190
Shareholder's Equity:
Preference shares - $0.0001 par value		0	0
Additional paid-in capital		5,303,949	5,190,381
Accumulated deficit		(304,599)	(191,024)
Total shareholders' equity		5,000,002	5,000,007
Total Liabilities and Shareholders' Equity		$ 216,310,399	$ 216,445,723
Preferred stock, par value		$ 0.0001	$ 0.0001
As Previously Reported | Class A ordinary shares
Liabilities and Shareholder's Equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption			$ 203,758,760
Shareholder's Equity:
Common stock		$ 114	$ 112
Class A ordinary shares, par value		$ 0.0001	$ 0.0001
Common shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
As Previously Reported | Class B ordinary shares
Shareholder's Equity:
Common stock		$ 538	$ 538
Common shares, par value (in dollars per share)		$ 0.0001	$ 0.0001
Restatement Adjustment
BALANCE SHEET
Total assets		$ 0	$ 0
Liabilities and Shareholder's Equity
Total current liabilities		0	0
Deferred legal fees		0	0
Deferred underwriting commissions		0	0
Derivative warrant liabilities		17,902,500	16,197,500
Total liabilities		17,902,500	16,197,500
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		(17,902,500)
Shareholder's Equity:
Preference shares - $0.0001 par value		0	0
Additional paid-in capital		2,306,781	601,798
Accumulated deficit		(2,306,960)	(601,960)
Total shareholders' equity		0	0
Total Liabilities and Shareholders' Equity		0	0
Restatement Adjustment | Class A ordinary shares
Liabilities and Shareholder's Equity
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption			(16,197,500)
Shareholder's Equity:
Common stock		179	162
Restatement Adjustment | Class B ordinary shares
Shareholder's Equity:
Common stock		$ 0	$ 0